Significant accounting policies - Summary of detailed information about estimated useful lives property plant and machinery (Detail)	12 Months Ended
Oct. 31, 2020
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Plant Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Storage Containers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of Useful Life Measured As Period Of Time Property Plant And Equipment	Shorter of term of lease or estimated useful life